Employment, Post-Employment Benefits and Share Compensation Plans - Assumptions used for calculation of employee benefit plan (Details) - France	Dec. 31, 2025	Dec. 31, 2024
Employment, Post-Employment Benefits and Share Compensation Plans
Discount Rate	3.65%	3.30%
Salary Increase	2.50%	2.50%